Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment

12 Property, plant and equipment

Items of property, plant and equipment are measured at the historical cost of acquisition or construction, which includes capitalized borrowing costs, less accumulated depreciation and any accumulated impairment losses.

The machinery, equipment and facilities require inspections, replacement of components and maintenance in regular intervals. The Company makes shutdowns in regular intervals that vary from two to six years to perform these activities. These shutdowns can involve the plant as a whole, a part of it, or only relevant pieces of equipment, such as industrial boilers, turbines and tanks.

Expenses with each scheduled shutdown are included in property, plant and equipment items that were the stoppage’s subject matter and are fully depreciated until the beginning of the following related stoppage. The expenditures with personnel, the consumption of small materials, maintenance, and the related services from third parties are recorded, when incurred, as production costs.

Depreciation starts when the assets become available and is calculated using the straight-line method, based on the useful life estimated by the Company’s technicians with vast experience in managing the plants. The useful lives of assets are reviewed at each reporting date and adjusted if appropriate.

The main factors taken into consideration in the definition of the useful life of the assets that compose the Company’s industrial plants are the information of manufacturers of machinery and equipment, level of the plants’ operations, quality of preventive and corrective maintenance and the prospects of technological obsolescence of assets.

The estimated useful lives applied to the assets determined the following average depreciation rates per year:

	2021	2020
Buildings and improvements	2.92	2.82
Machinery, equipment and installations	6.74	6.31
Furniture and fixtures	10.06	10.03
IT equipment	21.18	20.23
Lab equipment	9.53	9.57
Security equipment	10.04	9.54
Vehicles	18.82	18.89
Other	17.05	13.55

Borrowing costs are capitalized as ongoing projects, using: (i) the average rate of the financings; and (ii) the exchange variation portion that corresponds to any positive difference between the average rate of financing in the domestic market and the rate cited in item (i).

In 2021, capitalized interest amounted to R$192,207 (2020: R$252,427). The average rate of these charges in the year was 8.33% p.a. (2020: 7.85% p.a.).

As of December 31, 2021, the acquisition of property, plant and equipment with payment installments is R$295,056 (2020: R$160,877).

(a) Reconciliation of carrying amount

	Land	Buildings and Improvements	Machinery, Equipment and Facilities	Projects and Stoppage in Progress (i)	Other	Total

Cost	613,807	7,064,972	44,439,196	7,009,473	1,726,026	60,853,474
Accumulated depreciation and amortization		(2,492,705)	(24,789,920)		(1,255,668)	(28,538,293)
Balance as of December 31, 2019	613,807	4,572,267	19,649,276	7,009,473	470,358	32,315,181

Acquisitions		590	60,130	2,609,565	4,030	2,674,315
Capitalized financial charges				252,427		252,427
Foreign currency translation adjustment
Cost	69,244	1,132,817	2,982,072	1,136,671	74,856	5,395,660
Depreciation		(314,092)	(997,664)		(46,919)	(1,358,675)
Transfers by concluded projects		105,702	6,248,845	(6,542,755)	188,208
Transfers to inventory				(53,903)	76,709	22,806
Transfers to intangible				(22,373)	(18,619)	(40,992)
Disposals
Cost	(20)	(22,657)	(328,411)		(12,576)	(363,664)
Depreciation		20,299	305,759		10,631	336,689
Depreciation and amortization		(372,687)	(2,787,042)		(144,869)	(3,304,598)
Net book value	683,031	5,122,239	25,132,965	4,389,105	601,809	35,929,149
Cost	683,031	8,281,424	53,401,832	4,389,105	2,038,666	68,794,058
Accumulated depreciation		(3,159,185)	(28,268,867)	-	(1,436,857)	(32,864,909)
Balance as of December 31, 2020	683,031	5,122,239	25,132,965	4,389,105	601,809	35,929,149

Acquisitions		338	160,297	3,388,078	3,421	3,552,134
Capitalized financial charges				192,207		192,207
Foreign currency translation adjustment
Cost	17,046	287,866	1,118,655	74,428	23,859	1,521,854
Depreciation		(88,406)	(313,267)		(16,760)	(418,433)
Transfers by concluded projects	244	13,965	3,207,833	(3,412,665)	190,623
Transfers to inventory				(16,838)		(16,838)
Transfers to intangible		31,495	(11,673)	(73,397)	(11,847)	(65,422)
Disposals
Cost	(10,856)	9,723	(353,274)	(91,485)	(41,066)	(486,958)
Depreciation		168	387,005		9,206	396,379
Depreciation		(195,900)	(3,038,176)		(143,164)	(3,377,241)
Transfers to "non-current assets held for sale"	(1,701)		(2)		2	(1,701)
Transfers Others			118,629	(40,095)	(78,534)
Net book value	687,764	5,181,488	26,408,992	4,409,338	537,549	37,225,130
Cost	687,764	8,591,020	57,535,343	4,449,433	2,215,503	73,479,063
Accumulated depreciation		(3,409,532)	(31,126,351)	(40,095)	(1,677,954)	(36,253,933)
Balance as of December 31, 2021	687,764	5,181,488	26,408,992	4,409,338	537,549	37,225,130

(i)	As of December 31, 2021, the amounts recorded under this item corresponded to expenses with scheduled shutdowns in Brazil and at overseas plants in the amount of R$ 1,473,396 (2020: R$924,747), capitalized financial charges in the amount of R$237,519 (2020: R$233,963), inventories of spare parts in the amount of R$534,875 (2020: R$405,497), strategic projects ongoing in Brazil in the amount of R$351,657 (2020: R$256,873) and in Braskem America in the amount of R$136,342 (2020: R$313,080). The remainder corresponds mainly to various projects for maintaining the production capacity of plants.

(b) Property, plant and equipment by country

	2021	2020

Brazil	15,867,387	15,105,253
Mexico	13,714,543	13,632,787
United States of America	7,281,077	6,823,655
Germany	356,288	363,975
Other	5,835	3,479
	37,225,130	35,929,149

(c) Impairment loss

Annually, or whenever there is any indication that an asset has suffered devaluation, the Company conducts an analysis to determine if there are indicators that the book value of property, plant and equipment may not be recoverable. This analysis is conducted to assess the existence of scenarios that could adversely affect its cash flow and, consequently, its ability to recover the investment in such assets. These scenarios arise from issues of a macroeconomic, legal, competitive, or technological nature.

The following are considered by the Company as relevant points and are observed in this analysis:

(i) the possibility of an oversupply of products manufactured by the Company or of a significant reduction in demand due to adverse economic factors;

(ii) the prospects of material fluctuations in the prices of products and inputs;

(iii) the likelihood of the development of new technologies or raw materials that could materially reduce production costs and consequently impact sales prices, ultimately leading to the full or partial obsolescence of the industrial facilities of the Company; and

(iv) changes in the general regulatory environment that make the production process of Braskem infeasible or that significantly impact the sale of its products.

The impairment value of an asset or CGU is the greatest of the value in use and its fair value less sales costs. The value in use is based on estimated future cash flows, discounted to present value using a discount rate before tax that reflects the current market assessments of the time value of money and the specific risks related to the asset or CGU.

When identifying whether cash inflows from an asset (or group of assets) are largely independent of cash inflows from other assets (or groups of assets), the Company considers several factors, such as: product lines, individual locations and the way Management monitors and makes decisions about the going-concern analysis.

No events indicated that the carrying amount exceeds its recoverable amount as of December 31, 2021, and 2020.